5. DISCONTINUED OPERATIONS (Details Narrative) (USD $)	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued assets	$ 2,729
Discontinued liabilities	2,277
Recognized a loss	$ 452